Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Average number of employees	218,271	220,928	227,552
Hong Kong
Disclosure of operating segments [line items]
Average number of employees	33,111	33,820	34,818,000,000
UK
Disclosure of operating segments [line items]
Average number of employees	32,177	32,791	32,391,000,000
CIB
Disclosure of operating segments [line items]
Average number of employees	81,940	75,327	75,141,000,000
International Wealth and Premier Banking
Disclosure of operating segments [line items]
Average number of employees	70,674	78,616	84,855,000,000
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	369	374	347